Segment Information (Tables)	6 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Reportable Segments	As of September 30, 2024, the Company has four reportable segments: Investment banking services, wealth management services, asset management services and virtual assets services:
Segments	Business Activities
Investment banking services	-	Providing capital raising, debt financing, secondary offerings and financial advisory services
	-	Providing corporate consultancy services
Wealth management services	-	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
	-	Providing investment advisory services
Asset management services	-	Providing asset management services for asset management fee, performance fee and fund subscription fee
Virtual assets services	-	Providing services for virtual assets trading, virtual assets spot ETFs subscription and redemption

Schedule of Key Financial Performance Measures of the Segments	Key financial performance measures of the segments are as follows:

Six months ended September 30, 2024

	Investment banking services segment	Wealth management services segment	Asset management services segment	Virtual assets services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Revenues- excluding interest income	237	393	380	15	-	1,025
Revenues- interest income	-	30	-	-	-	30
Total revenues	237	423	380	15	-	1,055

Marketing and promotion expenses	-	-	-	-	(934)	(934)
Commission and handling expenses	-	(18)	-	-	-	(18)
Reversal of (provision for) expected credit losses	-	13	(7)	-	406	412
Employee benefits expenses	-	-	-	-	(4,367)	(4,367)
Referral fee	(139)	-	-	-	-	(139)
Share of results of an associate	-	-	-	-	(27)	(27)
Impairment loss of long-term investments	-	-	-	-	(259)	(259)
Depreciation of property and equipment	-	-	-	-	(36)	(36)
Amortization of intangible assets	-	-	-	-	(15)	(15)
General and administrative expenses	-	(320)	-	(45)	(1,600)	(1,965)
Total expenses	(139)	(325)	(7)	(45)	(6,832)	(7,348)

Interest income	-	-	-	-	34	34
Other income	-	-	-	-	4	4
Total other income	-	-	-	-	38	38

Income (loss) before income tax expense	98	98	373	(30)	(6,794)	(6,255)

Total assets	59	7,097	337	14	5,605	13,112
Total liabilities	(291)	(5,900)	-	-	(909)	(7,100)

Net assets	(232)	1,197	337	14	4,696	6,012

Six months ended September 30, 2023
	Investment banking services segment	Wealth management services segment	Asset management services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000
Revenues- excluding interest income	-	2,125	498	-	2,623
Revenues- interest income	-	17	-	-	17
Total revenues	-	2,142	498	-	2,640

Marketing and promotion expenses	-	-	-	(5)	(5)
Commission and handling expenses	-	(4)	-	-	(4)
Provision for allowance for expected credit losses	-	(155)	-	-	(155)
Employee benefits expenses	-	-	-	(492)	(492)
Depreciation of property and equipment	-	-	-	(10)	(10)
Amortization of intangible assets	-	-	-	(2)	(2)
General and administrative expenses	-	(236)	-	(400)	(636)
Total expenses	-	(395)	-	(909)	(1,304)

Income (loss) before income tax expense	-	1,747	498	(909)	1,336

Total assets	-	7,452	291	9,157	16,900
Total liabilities	(120)	(5,504)	-	(364)	(5,988)

Net assets (liabilities)	(120)	1,948	291	8,793	10,912